Note 8 - Administrative Expenses - Details of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Compensation and benefits	$ 133,824	$ 131,653	$ 90,627
Legal and professional fees	48,364	21,466	11,528
Total Administrative expenses	182,188	153,119	104,211
Total for all related parties [member]
Statement Line Items [Line Items]
Related party service fees	$ 0	$ 0	$ 2,056